Unaudited Interim Condensed Consolidated Balance Sheets - USD ($) $ in Thousands		Jun. 30, 2018	Dec. 31, 2017
Current Assets
Cash and cash equivalents		$ 390,716	$ 371,013
Restricted cash and cash equivalents		12,790	29,764
Accounts receivable, net of allowances		195,472	198,273
Related party receivable		6,004	5,253
Other assets and prepaid expenses		42,471	29,405
Total current assets		647,453	633,708
Non-current assets
Other assets		5,317	4,658
Restricted cash and cash equivalents		10,000	10,000
Property and equipment, net		17,221	16,171
Intangible assets, net		37,261	35,424
Goodwill		36,108	38,733
Total non-current assets		105,907	104,986
TOTAL ASSETS		753,360	738,694
Current liabilities
Accounts payable and accrued expenses		45,549	45,609
Travel suppliers payable		153,961	174,817
Related party payable		94,022	84,364
Loans and other financial liabilities		23,479	8,220
Deferred Revenue		1,178	30,113
Other liabilities		35,018	39,751
Contingent liabilities		4,061	4,732
Total current liabilities		357,268	387,606
Non-current liabilities
Other liabilities		363	1,015
Contingent liabilities		2,704	7,115
Related party liability		125,000	125,000
Total non-current liabilities		128,067	133,130
TOTAL LIABILITIES		485,335	520,736
SHAREHOLDERS' EQUITY
Common stock	[1]	254,137	253,535
Additional paid-in capital		318,091	316,444
Other reserves		(728)	(728)
Accumulated other comprehensive income		3,681	16,323
Accumulated losses		(307,156)	(367,616)
Total Shareholders' Equity		268,025	217,958
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY		$ 753,360	$ 738,694

[1]	Represents 58,518 shares issued at $0.0001, 10,579 shares issued at $26.00 and 81 restricted shares issued and outstanding at June 30, 2018 and 58,518 shares issued at $0.0001 and 10,579 shares issued at $26.00 and outstanding at December 31, 2017.